LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule Of Future Minimum Lease Payments For Operating Leases and Capital Leases
Minimum future lease payments for the operating and capital leases at December 31, 2016, were as follows:

	Operating
	Leases	Capital Leases
	(In thousands)

2017	$325	$275
2018	260	275
2019	194	275
2020	130	191
2021	133	175
Thereafter	437	-

Total Minimum Lease Payments	$1,479	$1,191

Less: Amount representing interest		(76)

Present value of minimum lease payments		$1,115